UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08529

Monteagle Funds

(Exact name of registrant as specified in charter)

2506 Winford Avenue	Nashville, Tennessee 37211
(Address of principal executive offices)	(Zip code)

 The Corporation Trust Company
Corporate Trust Center
1209 Orange Street
Wilmington, DE  19801

(Name and address of agent for service)

With a copy to:
Paul Ordonio, Esq.
Nashville Capital Corp
2506 Winford Avenue
Nashville, TN 37211
325.669.8023

Registrant's telephone number, including area code:  888.263.5593

Date of fiscal year end:  08/31/2013

Date of reporting period:  05/31/2013

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MONTEAGLE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS - MAY 31, 2013 (Unaudited)

PAR VALUE	U.S. GOVERNMENT AND AGENCY OBLIGATIONS (b) - 28.45%	FAIR VALUE

	U.S. Treasury Notes - 21.03
$2,000,000	1.625%, due 08/15/2022	$1,929,376
2,000,000	1.75%, due 05/15/2022	1,960,312
2,000,000	2.00%, due 11/15/2021	2,017,970
1,000,000	2.125%, due 08/15/2021	1,022,500
500,000	2.625%, due 08/15/2020	535,351
1,000,000	3.125%, due 05/15/2021	1,101,485
		8,566,994
	Federal Home Loan Bank - 1.29%
500,000	5.25%, due 06/18/2014	526,604

	Federal Home Loan Mortgage Corporation - 4.80%
500,000	3.75%, due 03/27/2019	565,949
1,000,000	4.875%, due 06/13/2018	1,180,210
175,000	5.00%, due 12/14/2018	206,430
		1,952,589
	Federal National Mortgage Association - 1.33%
500,000	5.00%, due 03/02/2015	540,779

	Total U.S. Government and Agency Obligations (Cost $11,480,641)	11,586,966

PAR VALUE	CORPORATE BONDS - 55.35%	FAIR VALUE

	Aerospace & Defense - 1.43%
500,000	United Technologies Corp., 5.375%, due 12/15/2017 (b)	583,287

	Agriculture - 1.18%
500,000	Philip Morris International, Inc., 2.50%, due 08/22/2022 (b)	480,188

	Banks - 12.25%
500,000	Goldman Sachs Group, Inc., 5.95%, due 01/18/2018	577,136
500,000	JPMorgan Chase & Co., 2.05%, due 01/24/2014	505,132
500,000	JPMorgan Chase & Co., 6.00%, due 01/15/2018	584,039
500,000	Manufacturers & Traders Trust Co., 1.45%, due 03/07/2018	496,780
500,000	Morgan Stanley, 3.45%, due 11/02/2015	522,428
500,000	Northern Trust Corp., 2.375%, due 08/02/2022	484,310
500,000	PNC Funding Corp., 4.375%, due 08/11/2020	556,582
250,000	State Street Corp., 4.30%, due 05/30/2014 (b)	259,663
500,000	Wells Fargo & Co., 3.45%, 02/13/2023	490,480
500,000	Westpac Banking Corp., 2.00%, due 08/14/2017 (b)	511,530
		4,988,080
	Biotechnology - 1.34%
250,000	Amgen, Inc., 4.50%, due 03/15/2020 (b)	280,077
250,000	Amgen, Inc., 4.85%, due 11/18/2014 (b)	265,138
		545,215
	Chemicals - 0.64%
250,000	Sherwin-Williams Co., 3.125%, due 12/15/2014 (b)	259,099

	Computers - 2.35%
350,000	Hewlett-Packard Co., 6.125%, due 03/01/2014	363,126
600,000	International Business Machines Corp., 1.25%, 02/08/2018	596,180
		959,306

MONTEAGLE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS - MAY 31, 2013 (Unaudited)

PAR VALUE	CORPORATE BONDS - 55.35% (continued)	FAIR VALUE

	Diversified Financial Services - 3.76%
$250,000	CME Group, Inc., 3.00%, due 09/15/2022	$245,316
500,000	CME Group, Inc., 5.75%, due 02/15/2014	517,870
250,000	General Electric Capital Corp., 3.15%, due 09/07/2022	244,578
500,000	Toyota Motor Credit Corp., 3.20%, due 06/17/2015	525,348
		1,533,112
	Electric - 2.79%
500,000	Duke Energy Florida, Inc., 4.55%, due 04/01/2020 (b)	568,781
500,000	Georgia Power Co., 4.25%, due 12/01/2019 (b)	568,435
		1,137,216
	Electrical Components - 0.70%
250,000	Emerson Electric Co., 5.125%, due 12/01/2016 (b)	284,330

	Food - 0.99%
400,000	McCormick & Co., Inc., 5.25%, due 09/01/2013 (b)	404,669

	Healthcare - Services - 0.04%
15,000	UnitedHealth Group, Inc., 5.00%, due 08/15/2014 (b)	15,798

	Household Products & Wares- 0.62%
250,000	Kimberly-Clark Corp., 5.00%, due 08/15/2013	252,219

	Insurance - 3.42%
500,000	Berkshire Hathaway Finance Corp., 3.00%, due 05/15/2022	497,469
750,000	Chubb Corp., 5.75%, due 05/15/2018	896,957
		1,394,426
	Metal Fabricate & Hardware - 1.19%
500,000	Precision Castparts Corp., 2.50%, due 01/15/2023	483,932

	Miscellaneous Manufacturing - 2.63%
250,000	3M Co., 1.00%, due 06/26/2017 (b)	248,409
250,000	3M Co., 2.00%, due 06/26/2022 (b)	242,997
500,000	General Electric Co., 5.25%, due 12/06/2017	578,250
		1,069,656
	Office & Business Equipment - 0.68%
250,000	Pitney Bowes, Inc., 5.75%, due 09/15/2017 (b)	277,809

	Oil & Gas - 3.06%
500,000	BP Capital Markets, PLC, 2.50%, due 11/06/2022	471,138
250,000	BP Capital Markets, PLC, 4.75%, due 03/10/2019 (b)	286,058
250,000	Shell International Finance BV, 1.125%, due 08/21/2017	249,017
250,000	Shell International Finance BV, 2.375%, due 08/21/2022	240,927
		1,247,140
	Pharmaceuticals - 6.52%
750,000	Allergan, Inc., 5.75%, due 04/01/2016	847,041
500,000	AstraZeneca PLC, 1.95%, due 09/18/2019	503,216
500,000	GlaxoSmithKline Capital, Inc., 5.65%, due 05/15/2018	595,080
600,000	Johnson & Johnson, 5.15%, due 07/15/2018 (b)	708,617
		2,653,954
	Retail - 1.22%
250,000	Costco Wholesale Corp., 1.125%, due 12/15/2017	247,962
250,000	Costco Wholesale Corp., 1.70%, due 12/15/2019	247,232
		495,194
	Semiconductors - 0.85%
350,000	Intel Corp., 1.35%, 12/15/2017	348,151

MONTEAGLE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS - MAY 31, 2013 (Unaudited)

PAR VALUE	CORPORATE BONDS - 55.35% (continued)	FAIR VALUE

	Software - 1.18%
500,000	Oracle Corp., 2.50%, due 10/15/2022	$480,312

	Telecommunications - 6.51%
500,000	AT&T, Inc., 2.95%, due 05/15/2016	527,293
200,000	AT&T, Inc., SBC Comm, 5.625%, due 06/15/2016 (b)	226,352
750,000	Cisco Systems, Inc., 4.95%, due 02/15/2019	873,284
500,000	Verizon Communications, Inc., 3.00%, due 04/01/2016 (b)	526,581
500,000	Vodafone Group PLC, 0.90%, due 02/19/2016	498,110
		2,651,620
	Total Corporate Bonds (Cost $21,738,956)	22,544,713

PAR VALUE	MORTGAGE-BACKED SECURITIES (b) - 7.34%	FAIR VALUE

	Federal Home Loan Mortgage Corporation - 3.61%
$651,838	Pool J19285, 2.50%, due 06/01/2027	665,748
89,507	Series 15L, 7.00%, due 07/25/2023	101,856
436,582	Series 2841 BY, 5.00%, due 08/15/2019	468,948
234,227	Series 3290 PD, 5.50%, due 03/15/2035	236,771
		1,473,323

	Federal National Mortgage Association - 1.65%
	Pool 386008, 4.52%, due 04/01/2013
121,852	Pool 545759, 6.50%, due 07/01/2032	138,542
47,899	Pool 725421, 7.00%, due 09/01/2017	51,007
59,473	Pool 754289, 6.00%, due 11/01/2033	66,523
134,364	Pool 882684, 6.00%, due 06/01/2036	150,881
63,033	Series 2003-54-PG, 5.50%, due 09/25/2032	64,486
180,135	Series 2007-40-PT, 5.50%, due 05/25/2037	200,807
		672,246
	Government National Mortgage Association - 2.08%
114,651	Pool 476998, 6.50%, due 07/15/2029	133,513
112,891	Pool 648337, 5.00%, due 10/15/2020	122,135
75,445	Pool 676516, 6.00%, due 02/15/2038	84,364
126,956	Series 2012-52-PM, 3.50%, due 12/20/2039	134,492
392,146	Series 2012-91-HQ, 2.00%, due 09/20/2041	371,654
		846,158
	Total Mortgage-Backed Securities (Cost $2,895,800)	2,991,727

SHARES	MONEY MARKET FUNDS - 8.24%	FAIR VALUE

3,354,930	Fidelity Institutional Money Market Fund Class I, 0.12% (a) (Cost $3,354,930)	$3,354,930

	Total Investments at Fair Value - 99.38% (Cost $39,470,327)	$40,478,336

	Other Assets in Excess of Liabilities, Net - 0.62%	253,781

	Net Assets - 100.00%	$40,732,117

(a)	Rate shown represents the 7-day yield at May 31, 2013, is subject to change and resets daily.
(b)
Categorized in level 2 of the fair value hierarchy; for additional information and description of the levels, refer to the table included in Note 2 of the accompanying notes to the financial statements.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE INFORMED INVESTOR GROWTH FUND
SCHEDULE OF INVESTMENTS - MAY 31, 2013 (Unaudited)

SHARES	COMMON STOCKS - 64.75%	FAIR VALUE

	Airlines - 1.96%
4,400	Alaska Air Group, Inc. (a)	$250,008

	Aerospace & Defense - 4.22%
8,500	B/E Aerospace, Inc. (a)	539,240

	Biotechnology - 4.41%
4,400	Amgen, Inc.	442,332
500	Regeneron Pharmaceuticals, Inc. (a)	120,935
		563,267
	Chemicals - 2.07%
1,400	Sherwin-Williams Co.	263,942

	Commercial Services - 7.44%
10,900	FleetCor Technologies, Inc. (a)	949,172

	Diversified Financial Services - 7.43%
3,800	Visa, Inc. - Class A	676,932
5,900	Waddell & Reed Financial, Inc. - Class A	271,636
		948,568
	Electronics - 3.25%
4,700	Thermo Fisher Scientific, Inc.	415,010

	Engineering & Construction- 1.19%
2,400	Chicago Bridge & Iron Co. NV	151,920

	Food - 11.27%
11,600	Flowers Foods, Inc.	387,092
9,400	Hormel Foods Corp.	374,308
27,100	Tyson Foods, Inc.	677,500
		1,438,900
	Home Builders - 2.80%
7,900	Ryland Group, Inc.	357,712

	Insurance - 4.04%
2,600	Cincinnati Financial Corp.	123,084
12,500	XL Group PLC	392,875
		515,959
	Media - 3.43%
10,900	Comcast Corp. - Class A	437,635

	Retail - 5.21%
2,700	Cabela's, Inc. (a)	181,062
5,900	Lumber Liquidators Holdings, Inc. (a)	484,449
		665,511
	Software - 2.04%
11,300	Electronic Arts, Inc. (a)	259,787

	Transportation - 3.99%
4,600	Kansas City Southern	509,220

	Total Common Stocks (Cost $7,515,057)	8,265,851

MONTEAGLE INFORMED INVESTOR GROWTH FUND
SCHEDULE OF INVESTMENTS - MAY 31, 2013 (Unaudited)

SHARES	EXCHANGE-TRADED FUNDS - 16.44%	FAIR VALUE

14,400	Powershares QQQ Trust Series 1	$1,053,648
6,400	SPDR S&P 500 ETF Trust	1,044,736
	Total Exchange-Traded Funds (Cost $1,935,050)	2,098,384

SHARES	MONEY MARKET FUND - 9.44%	FAIR VALUE

1,205,748	Fidelity Institutional Money Market Fund Class I, 0.12% (b) (Cost $1,205,748)	$1,205,748

	Total Investments at Fair Value - 90.63% (Cost $10,655,855)	$11,569,983

	Other Assets in Excess of Liabilities, Net - 9.37%	1,196,488

	Net Assets - 100.00%	$12,766,471

(a)	Non-income producing security.
(b)	Rate shown represents the 7-day yield at May 31, 2013, is subject to change and resets daily.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE QUALITY GROWTH FUND
SCHEDULE OF INVESTMENTS - MAY 31, 2013 (Unaudited)

SHARES	COMMON STOCKS - 98.12%	FAIR VALUE

	Apparel - 1.93%
9,100	NIKE, Inc. - Class B	$561,106

	Banks - 7.19%
13,445	East West Bancorp, Inc.	354,141
6,080	Goldman Sachs Group, Inc.	985,446
18,550	Wells Fargo & Co.	752,203
		2,091,790
	Beverages - 3.25%
23,660	Coca-Cola Co.	946,163

	Biotechnology - 2.08%
4,897	Celgene Corp. (a)	605,514

	Chemicals - 4.08%
3,383	CF Industries Holdings, Inc.	646,018
5,380	Monsanto Co.	541,443
		1,187,461
	Computers - 8.34%
3,575	Apple, Inc.	1,607,606
3,946	International Business Machines Corp.	820,847
		2,428,453
	Cosmetics & Personal Care - 1.54%
6,630	Estee Lauder Cos., Inc.	449,381

	Distribution & Wholesale - 2.90%
3,278	WW Grainger, Inc.	843,888

	Diversified Financial Services - 8.18%
4,113	Affiliated Managers Group, Inc. (a)	674,532
2,770	BlackRock, Inc.	773,384
5,240	Visa, Inc. - Class A	933,454
		2,381,370
	Electrical Components & Equipment - 2.36%
15,902	AMETEK, Inc.	686,171

	Electronics - 2.52%
6,684	Amphenol Corp. - Class A	520,684
7,669	Trimble Navigation Ltd. (a)	213,965
		734,649
	Entertainment - 1.09%
10,860	Cinemark Holdings, Inc.	318,632

	Engineering & Construction - 0.95%
4,375	Fluor Corp.	276,544

	Food - 5.42%
15,830	Kellogg Co.	982,251
4,460	McCormick & Co., Inc.	308,097
5,558	Whole Foods Market, Inc.	288,238
		1,578,586
	Healthcare - Products - 3.03%
12,531	Baxter International, Inc.	881,305

	Home Builders - 1.60%
19,110	D.R. Horton, Inc.	465,520

MONTEAGLE QUALITY GROWTH FUND
SCHEDULE OF INVESTMENTS - MAY 31, 2013 (Unaudited)

SHARES	COMMON STOCKS - 98.12% (continued)	FAIR VALUE

	Internet - 6.66%
1,415	Amazon.com, Inc. (a)	$380,678
12,520	eBay, Inc. (a)	677,332
1,010	Google, Inc. - Class A (a)	879,114
		1,937,124
	Leisure Time - 1.65%
5,018	Polaris Industries, Inc.	479,269

	Media - 3.29%
15,200	Walt Disney Co.	958,816

	Machinery - Diversified - 2.82%
6,604	Roper Industries, Inc.	820,349

	Metal Fabricate & Hardware - 1.62%
2,202	Precision Castparts Corp.	471,052

	Miscellaneous Manufacturing - 2.19%
10,318	Danaher Corp.	637,859

	Oil & Gas - 0.90%
3,135	Concho Resources, Inc. (a)	262,274

	Oil & Gas Services - 1.43%
5,920	National Oilwell Varco, Inc.	416,176

	Pharmaceuticals - 3.53%
11,775	Express Scripts Holding Co. (a)	731,463
6,315	Merck & Co., Inc.	294,910
		1,026,373
	Real Estate Investment Trusts - 2.63%
9,847	American Tower Corp.	766,490

	Retail - 4.87%
3,135	Bed Bath & Beyond, Inc. (a)	213,964
10,955	CVS Caremark Corp.	630,789
7,290	Home Depot, Inc.	573,431
		1,418,184
	Semiconductors - 3.63%
16,640	QUALCOMM, Inc.	1,056,307

	Software - 1.64%
14,125	Oracle Corp.	476,860

	Telecommunications - 2.99%
36,195	Cisco Systems, Inc.	871,576

	Transportation - 1.81%
2,173	FedEx Corp.	209,347
5,750	Tidewater, Inc.	316,768
		526,115

	Total Common Stocks (Cost $21,118,104)	28,561,357

MONTEAGLE QUALITY GROWTH FUND
SCHEDULE OF INVESTMENTS - MAY 31, 2013 (Unaudited)

SHARES	MONEY MARKET FUND - 1.84%	FAIR VALUE

535,568	Fidelity Institutional Money Market Fund Class I, 0.12% (b) (Cost $535,568)	$535,568

	Total Investments at Fair Value - 99.96% (Cost $21,653,672)	$29,096,925

	Other Assets in Excess of Liabilities, Net - 0.04%	10,290

	Net Assets - 100.00%	$29,107,215

(a)	Non-income producing security.
(b)	Rate shown represents the 7-day yield at May 31, 2013, is subject to change and resets daily.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE SELECT VALUE FUND
SCHEDULE OF INVESTMENTS - MAY 31, 2013 (Unaudited)

SHARES	COMMON STOCKS - 87.81%	FAIR VALUE

	Aerospace & Defense - 3.35%
1,300	Lockheed Martin Corp.	$137,579
4,953	Raytheon Co.	330,068
		467,647
	Banks -4.19%
7,400	Bank of America Corp.	101,084
1,091	Goldman Sachs Group, Inc.	176,829
11,849	Morgan Stanley	306,889
		584,802
	Biotechnology - 3.71%
9,494	Gilead Sciences, Inc. (a)	517,233

	Chemicals - 1.46%
5,900	Dow Chemical Co.	203,314

	Commercial Services - 6.06%
10,152	Apollo Group, Inc. - Class A (a)	202,939
12,630	H&R Block, Inc.	369,680
20,652	RR Donnelley & Sons Co. (d)	274,052
		846,671
	Computers - 2.13%
11,000	Dell, Inc.	146,850
6,175	Hewlett-Packard Co.	150,794
		297,644
	Diversified Financial Services - 1.06%
2,180	CME Group, Inc.	148,087

	Electric - 0.70%
2,500	FirstEnergy Corp.	97,525

	Food - 1.67%
10,144	Safeway, Inc.	233,414

	Healthcare - Products - 0.86%
1,800	Stryker Corp.	119,502

	Healthcare - Services - 5.71%
5,097	Humana, Inc.	411,736
5,016	WellPoint, Inc.	386,081
		797,817
	Home Furnishings - 2.83%
3,087	Whirlpool Corp.	394,395

	Insurance - 11.29%
3,715	Aflac, Inc.	206,888
6,388	Allstate Corp.	308,157
4,827	Assurant, Inc.	240,095
32,310	Genworth Financial, Inc. (a)	349,271
5,495	MetLife, Inc.	242,934
3,311	Prudential Financial, Inc.	228,360
		1,575,705

MONTEAGLE SELECT VALUE FUND
SCHEDULE OF INVESTMENTS - MAY 31, 2013 (Unaudited)

SHARES	COMMON STOCKS - 87.81% (continued)	FAIR VALUE

	Iron & Steel - 3.25%
10,872	Allegheny Technologies, Inc	$299,741
5,611	Cliffs Natural Resources, Inc. (d)	101,222
3,000	United States Steel Corp. (d)	53,070
		454,033
	Media - 1.53%
458	Washington Post Co.	213,991

	Miscellaneous Manufacturing - 1.22%
7,300	General Electric Co.	170,236

	Office & Business Equipment - 0.92%
14,634	Xerox Corp.	128,633

	Oil & Gas - 4.56%
2,200	ConocoPhillips	134,948
2,683	Diamond Offshore Drilling, Inc.	184,617
9,517	Rowan Cos., PLC (a)	316,345
		635,910
	Oil & Gas Services - 2.12%
6,513	Baker Hughes, Inc.	296,211

	Retail - 9.83%
12,357	Best Buy Co., Inc.	340,435
5,607	CVS Caremark Corp.	322,851
8,423	GameStop Corp. - Class A	279,307
2,000	Kohl's Corp.	102,820
10,382	RadioShack Corp. (d)	38,414
3,848	Wal-Mart Stores, Inc.	287,984
		1,371,811
	Savings & Loans - 1.16%
19,082	Hudson City Bancorp, Inc.	162,197

	Semiconductors - 11.97%
22,477	Applied Materials, Inc.	341,651
15,094	First Solar, Inc. (a) (d)	820,812
16,833	Intel Corp.	408,705
12,460	MEMC Electronic Materials, Inc. (a)	100,552
		1,671,720
	Software - 3.02%
12,103	Microsoft Corp.	422,153

	Telecommunications - 2.06%
4,000	AT&T, Inc.	139,960
9,571	Corning, Inc.	147,106
		287,066
	Transportation - 1.15%
2,100	Norfolk Southern Corp.	160,839

	Total Common Stocks (Cost $9,953,052)	12,258,556

MONTEAGLE SELECT VALUE FUND
SCHEDULE OF INVESTMENTS - MAY 31, 2013 (Unaudited)

SHARES	MONEY MARKET FUND - 21.43%	FAIR VALUE

2,992,010	Fidelity Institutional Money Market Fund Class I, 0.12% (b) (c) (Cost $2,992,010)	$2,992,010

	Total Investments at Fair Value - 109.24% (Cost $12,945,062)	$15,250,566

	Liabilities in Excess of Other Assets, Net - (9.24%)	(1,289,881)

	Net Assets - 100.00%	$13,960,685

(a)	Non-income producing security.
(b)	Rate shown represents the 7-day yield at May 31, 2013, is subject to change and resets daily.
(c)	A portion of this security is segregated as collateral for securities on loan May 31, 2013. Total collateral had a fair value of $1,317,214 at May 31, 2013.
(d)	Security, or a portion of the security, is out on loan at May 31, 2013. Total loaned securities had a fair value of $1,277,323 at May 31, 2013.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE VALUE FUND
SCHEDULE OF INVESTMENTS - MAY 31, 2013 (Unaudited)

SHARES	COMMON STOCKS - 98.58%	FAIR VALUE

	Aerospace & Defense - 2.64%
6,300	Raytheon Co.	$419,832

	Chemicals - 12.49%
23,000	Chemtura Corp. (a)	527,390
8,880	Eastman Chemical Co.	636,874
10,750	EI du Pont de Nemours & Co.	599,742
13,000	Kronos Worldwide, Inc. (d)	219,830
		1,983,836
	Commercial Services - 1.46%
16,000	SAIC, Inc.	232,000

	Computers - 1.51%
18,000	Dell, Inc.	240,300

	Electric - 5.36%
8,516	Duke Energy Corp.	569,976
11,000	NRG Energy, Inc.	280,720
		850,696
	Electronics - 2.31%
27,000	Sanmina Corp. (a)	366,660

	Environmental Control - 1.93%
17,000	Calgon Carbon Corp. (a)	307,020

	Food - 2.82%
10,000	Cal-Maine Foods, Inc.	447,400

	Forest Products & Paper - 4.07%
14,000	International Paper Co.	646,100

	Healthcare - Products - 6.78%
32,000	Boston Scientific Corp. (a)	295,680
6,800	Medtronic, Inc.	346,868
20,000	NuVasive, Inc. (a)	434,400
		1,076,948
	Investment Companies - 1.53%
9,000	Steel Excel, Inc. (a)	243,000

	Iron & Steel - 2.10%
7,500	Nucor Corp.	333,825

	Metal Fabricate & Hardware - 5.20%
24,000	Worthington Industries, Inc.	825,120

	Mining - 4.53%
10,000	Barrick Gold Corp.	211,200
7,000	Newmont Mining Corp.	239,960
5,000	Vulcan Materials Co.	267,900
		719,060

MONTEAGLE VALUE FUND
SCHEDULE OF INVESTMENTS - MAY 31, 2013 (Unaudited)

SHARES	COMMON STOCKS - 98.58% (continued)	FAIR VALUE

	Miscellaneous Manufacturing - 3.74%
22,000	Textron, Inc.	$593,120

	Oil & Gas - 4.97%
12,000	Marathon Oil Corp.	412,680
7,494	Transocean Ltd.	376,424
		789,104
	Oil & Gas Services - 2.64%
10,000	Halliburton Co.	418,500

	Packaging & Containers - 2.07%
9,400	Sonoco Products Co.	329,188

	Pharmaceuticals - 7.65%
10,000	Bristol-Myers Squibb Co.	460,100
16,147	Merck & Co, Inc.	754,065
		1,214,165
	Retail - 3.91%
225	Orchard Supply Hardware Stores Corp. (a) (d)	533
2,140	Sears Canada, Inc. (d)	18,742
5,000	Sears Holdings Corp. (a) (d)	244,150
60,000	Wendy's Co. - Class A	357,000
		620,425
	Semiconductors - 6.21%
45,000	Amkor Technology, Inc. (a)	204,300
17,000	Intel Corp.	412,760
19,000	Spreadtrum Communications, Inc. - ADR	369,740
		986,800
	Telecommunications - 10.91%
20,000	AT&T, Inc.	699,800
2,880	Frontier Communications Corp. (d)	11,923
9,700	Rogers Communications, Inc. - Class B	439,507
12,000	Verizon Communications, Inc.	581,760
		1,732,990
	Transportation - 1.75%
11,000	CSX Corp.	277,310

	Total Common Stocks (Cost $11,447,858)	15,653,399

SHARES	PREFERRED STOCKS - 0.00%	FAIR VALUE

	Retail - 0.00%
225	Orchard Supply Hardware Stores Corp. (a) (d)	$234

	Total Preferred Stocks (Cost $985)	234

MONTEAGLE VALUE FUND
SCHEDULE OF INVESTMENTS - MAY 31, 2013 (Unaudited)

SHARES	MONEY MARKET FUND - 4.37%	FAIR VALUE

759,518	Fidelity Institutional Money Market Fund Class I, 0.12% (b) (c) (Cost $693,129)	$693,129

	Total Investments at Fair Value - 102.95% (Cost $12,141,972)	$16,346,762

	Liabilities in Excess of Other Assets, Net - (2.95%)	(467,795)

	Net Assets - 100.00%	$15,878,967

(a)	Non-income producing security.
(b)	Rate shown represents the 7-day yield at May 31, 2013, is subject to change and resets daily.
(c)	A portion of this security is segregated as collateral for securities on loan at May 31, 2013. Total collateral had a fair value of $487,333 at May 31, 2013.
(d)	Security, or a portion of the security is out on loan at May 31, 2013. Total loaned securities had a fair value of $482,946 at May 31, 2013.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS — May 31, 2013 (Unaudited)

1.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Monteagle Funds’ (the “Funds”) significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation — Equity securities, including common stocks and exchange-traded funds, held by the Funds for which market quotations are readily available are valued using the last reported sales price or the official closing price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund’s business day. If no sales are reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, when valued using market quotations in an active market, are categorized as level 1 securities. However, fair value may be determined using an independent pricing service that considers market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and other reference data. These securities would be categorized as level 2 securities. The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions. Mortgage-backed securities are categorized in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely. In the absence of readily available market quotations, or other observable inputs, securities are valued at fair value pursuant to procedures adopted by the Board of Trustees and would be categorized as level 3.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs
• Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

MONTEAGLE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS — May 31, 2013 (Unaudited)

1.	SIGNIFICANT ACCOUNTING POLICIES (continued)

The following is a summary of the inputs used to value the Funds’ investments at fair value as of May 31, 2013:

Fixed Income Fund
		Level 2
		(Other
		Significant
	Level 1	Observable
Security Classification(a)	(Quoted Prices)	Inputs)	Totals
U.S. Government and Agency Obligations	$-	$11,586,966	$11,586,966
Corporate Bonds	15,546,895	6,997,818	22,544,713
Mortgage - Backed securities	-	2,991,727	2,991,727
Money Market Funds	3,354,930	-	3,354,930
Totals	$18,901,825	$21,576,511	$40,478,336

Informed Investor Growth Fund
		Level 2
		(Other
		Significant
	Level 1	Observable
Security Classification(a)	(Quoted Prices)	Inputs)	Totals
Common Stocks(b)	$8,265,851	$-	$8,265,851
Exchange-Traded Funds	2,098,384	-	2,098,384
Money Market Funds	1,205,748	-	1,205,748
Totals	$11,569,983	$-	$11,569,983

Quality Growth Fund
		Level 2
		(Other
		Significant
	Level 1	Observable
Security Classification(a)	(Quoted Prices)	Inputs)	Totals
Common Stocks(b)	$28,561,357	$-	$28,561,357
Money Market Funds	535,568	-	535,568
Totals	$29,096,925	$-	$29,096,925

MONTEAGLE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS — May 31, 2013 (Unaudited)

1.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Select Value Fund
		Level 2
		(Other
		Significant
	Level 1	Observable
Security Classification(a)	(Quoted Prices)	Inputs)	Totals
Common Stocks(b)	$12,258,556	$-	$12,258,556
Money Market Funds	2,992,010	-	2,992,010
Totals	$15,250,566	$-	$15,250,566

Value Fund
		Level 2
		(Other
		Significant
	Level 1	Observable
Security Classification(a)	(Quoted Prices)	Inputs)	Totals
Common Stocks(b)	$15,653,399	$-	$15,653,399
Preferred Stocks(b)	234	-	234
Money Market Funds	693,129	-	693,129
Totals	$16,346,762	$-	$16,346,762

(a)
As of and during the nine month period ended May 31, 2013, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)
All common stocks and preferred stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedules of Investments.

There were no transfers into and out of any Level during the nine month period ended May 31, 2013.  It is the Funds’ policy to recognize transfers between Levels at the end of the reporting period.

During the nine month period ended May 31, 2013, no securities were fair valued.

Security Loans — The Funds have entered into securities lending agreements with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. The Funds receive compensation in the form of fees, or retain a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the fair value of loaned securities. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the borrowers to bring the collateralization back to 102%.

MONTEAGLE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS — May 31, 2013 (Unaudited)

2.	TAX MATTERS

The following information is based upon the federal income tax cost of the investment securities as of May 31, 2013:

				Net
		Gross	Gross	Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Fixed Income Fund	$39,470,327	$1,390,220	$(382,211)	$1,008,009
Informed Investor Growth Fund	10,671,083	1,022,953	(124,053)	898,900
Quality Growth Fund	21,656,786	7,560,049	(119,910)	7,440,139
Select Value Fund	12,948,462	3,153,142	(851,038)	2,302,104
Value Fund	12,141,972	4,723,209	(518,419)	4,204,790

The difference between the federal income tax cost of portfolio investments and the financial statement cost for Informed Investor Growth Fund, Quality Growth Fund and Select Value Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

3.	SECTOR RISK

When the Funds emphasize one or more economic sectors, it may be more susceptible to the financial, market, or economic events affecting the particular issuers and industries in which they invest than funds that do not emphasize particular sectors. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

Item 2.	Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Monteagle Funds

By:	/s/ Paul B Ordonio
Name:	Paul B. Ordonio
Title:	President
Date:	July 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul B. Ordonio
Name:	Paul B. Ordonio
Title:	President
Date:	July 23, 2013

By:	/s/ Larry E. Beaver, Jr.
Name:	Larry E. Beaver, Jr.
Title:	Treasurer
Date:	July 23, 2013